LEASES - Supplemental Balance Sheet Information (Q1) (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Assets:
Right of Use Asset - Operating Lease	$ 627	$ 750
Liabilities
Current	422	465
Non-current	233	316
Total Operating Lease Liability	$ 655	$ 781